UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniEnhanced Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 01/31/2009

Date of reporting period: 08/01/2008 - 10/31/2008

Item 1 - Schedule of Investments

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.6%                Jefferson County, Alabama, Limited Obligation School Warrants,
                              Series A, 5.50%, 1/01/22                                                  $    2,750   $    2,308,103
                              Jefferson County, Alabama, Limited Obligation School Warrants,
                              Series A, 4.75%, 1/01/25                                                       2,200        1,709,290
                                                                                                                     --------------
                                                                                                                          4,017,393
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%                Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
                              5%, 12/01/37                                                                   2,640        1,589,306
-----------------------------------------------------------------------------------------------------------------------------------
California - 32.1%            Alameda Corridor Transportation Authority, California, Capital
                              Appreciation Revenue Refunding Bonds, Subordinate Lien, Series A,
                              5.522%, 10/01/24 (a)                                                          10,285        8,243,633
                              Alameda Corridor Transportation Authority, California, Capital
                              Appreciation Revenue Refunding Bonds, Subordinate Lien, Series A,
                              5.495%, 10/01/25 (a)(b)                                                        6,000        4,797,660
                              Anaheim, California, Public Financing Authority, Lease Revenue Bonds
                              (Public Improvements Project), Senior Series A, 6%, 9/01/24 (c)                5,000        5,360,350
                              Antelope Valley, California, Community College District, GO (Election of
                              2004), Series B, 5.25%, 8/01/39 (d)                                              600          559,596
                              Arcadia, California, Unified School District, GO (Election of 2006), CABS,
                              Series A, 4.96%, 8/01/39 (b)(c)                                                1,600          215,120
                              Cabrillo, California, Community College District, GO (Election of 2004),
                              Series B, 5.20%, 8/01/37 (b)(d)                                                2,400          366,552
                              California State, GO, Refunding, 5.125%, 6/01/27                                  20           18,888
                              California State, GO, Refunding, 5.125%, 6/01/31                                  60           55,146
                              California State, GO, Refunding, 5.25%, 2/01/33 (e)                            4,400        4,097,456
                              California State Various Purpose, GO, 5.50%, 11/01/33                          8,490        8,177,653
                              California State University, Systemwide Revenue Bonds, Series A, 5%,
                              11/01/35 (d)(f)                                                                2,600        2,321,228
                              Chino Valley, California, Unified School District, GO (Election of 2002),
                              Series C, 5.25%, 8/01/30 (d)                                                     850          815,872
                              East Side Union High School District, California, Santa Clara County, GO
                              (Election of 2002), Series D, 5%, 8/01/26 (g)                                  1,600        1,484,256
                              Fresno, California, Unified School District, GO (Election of 2001),
                              Series E, 5%, 8/01/30 (c)                                                        900          836,775

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT     Alternative Minimum Tax (subject to)
CABS    Certificates of Participation
COP     Certificates of Participation
EDA     Economic Development Authority
GO      General Obligation Bonds
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
PCR     Pollution Control Revenue Bonds
S/F     Single-Family
SIFMA   Securities Industry and Financial Markets Association

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Los Angeles, California, Department of Water and Power, Waterworks
                              Revenue Bonds, Series C, 5%, 7/01/29 (d)                                  $    5,160   $    4,831,256
                              Metropolitan Water District of Southern California, Waterworks Revenue
                              Bonds, Series B-1, 5%, 10/01/29 (d)(f)                                         2,965        2,831,605
                              Metropolitan Water District of Southern California, Waterworks Revenue
                              Bonds, Series B-1, 5%, 10/01/36 (d)(f)                                         1,655        1,526,936
                              Norco, California, Redevelopment Agency, Tax Allocation Refunding
                              Bonds (Norco Redevelopment Project - Area Number 1), 5.125%,
                              3/01/30 (d)                                                                    5,000        4,694,200
                              Orange County, California, Sanitation District, COP, 5%, 2/01/33 (d)(f)        7,455        6,691,981
                              Orange County, California, Sanitation District, COP, Series B, 5%,
                              2/01/30 (c)                                                                    1,500        1,383,600
                              Orange County, California, Sanitation District, COP, Series B, 5%,
                              2/01/31 (c)                                                                      900          823,167
                              Poway, California, Redevelopment Agency, Tax Allocation Refunding
                              Bonds (Paguay Redevelopment Project), 5.125%, 6/15/33 (a)                      1,750        1,486,625
                              Redding, California, Electric System, COP, Series A, 5%, 6/01/30 (c)           1,720        1,585,513
                              Sacramento, California, Unified School District, GO (Election of 2002),
                              5%, 7/01/30 (d)                                                                4,150        3,839,414
                              Stockton, California, Public Financing Authority, Lease Revenue Bonds
                              (Parking & Capital Projects), 5.125%, 9/01/30 (f)                              6,145        5,447,051
                              Ventura County, California, Community College District, GO (Election of
                              2002), Series B, 5%, 8/01/30 (d)                                               2,325        2,115,285
                              West Basin, California, Municipal Water District, COP, Refunding,
                              Series B, 5%, 8/01/30 (h)                                                      5,035        4,645,492
                              West Basin, California, Municipal Water District, COP, Refunding,
                              Series B, 5%, 8/01/31 (h)                                                      3,250        2,981,095
                                                                                                                     --------------
                                                                                                                         82,233,405
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.9%               Colorado HFA, Revenue Bonds (S/F Program), AMT, Senior Series A-1,
                              7.40%, 11/01/27                                                                   15           15,000
                              Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
                              Senior Series A-2, 7.50%, 4/01/31                                                450          473,908
                              Colorado Health Facilities Authority Revenue Bonds (Catholic Health
                              Initiatives), Series A, 5.50%, 3/01/32 (i)                                        50           50,237
                              Colorado Health Facilities Authority Revenue Bonds (Covenant
                              Retirement Communities, Inc.), Series A, 5.50%, 12/01/27 (e)                   1,200          995,460
                              Colorado Health Facilities Authority Revenue Bonds (Covenant
                              Retirement Communities, Inc.), Series A, 5.50%, 12/01/33 (e)                     675          527,742
                              Denver, Colorado, City and County Airport, Revenue Refunding Bonds,
                              AMT, Series A, 6%, 11/15/18 (a)                                                2,000        1,921,340
                              El Paso County, Colorado, School District Number 49, Falcon, GO,
                              Series A, 6%, 12/01/09 (c)(j)                                                  5,450        5,970,039
                                                                                                                     --------------
                                                                                                                          9,953,726
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 3.3%   District of Columbia, Ballpark Revenue Bonds, Series B-1, 5%,
                              2/01/31 (d)(f)                                                                10,000        8,475,700
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 4.3%                Broward County, Florida, School Board, COP, Series A, 5.25%,
                              7/01/33 (c)                                                               $    1,600   $    1,455,952
                              Duval County, Florida, School Board, COP (Master Lease Program), 5%,
                              7/01/33 (c)                                                                    2,300        2,008,337
                              Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT,
                              Series A, 5.375%, 10/01/33 (h)                                                 1,750        1,398,600
                              Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
                              5.25%, 5/01/31 (h)                                                             1,800        1,702,386
                              Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
                              Improvement Program), 5%, 1/01/37 (d)                                            820          690,596
                              Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B,
                              5.125%, 1/01/32 (d)(f)                                                         4,200        3,776,724
                                                                                                                     --------------
                                                                                                                         11,032,595
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 7.0%                Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%,
                              11/01/34 (c)                                                                   2,900        2,572,735
                              Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%,
                              11/01/33 (d)                                                                   1,000          859,820
                              Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%,
                              11/01/39 (d)                                                                   4,250        3,694,015
                              Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25%, 10/01/39 (c)           2,300        2,248,296
                              Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
                              Series EE, 7%, 1/01/25 (a)                                                     7,725        8,474,325
                                                                                                                     --------------
                                                                                                                         17,849,191
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 19.8%              Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                              Bonds, Third Lien, AMT, Series B-2, 5.75%, 1/01/23 (c)                         5,670        5,100,052
                              Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                              Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/29 (g)                            2,500        2,209,675
                              Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                              Refunding Bonds, Third Lien, AMT, Series A, 5.75%,
                              1/01/21 (d)                                                                    9,100        8,302,658
                              Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%,
                              11/15/12 (a)(j)                                                                2,460        2,677,612
                              Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                              5.341%, 6/15/30 (a)(b)                                                        20,120       16,905,830
                              Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                              5%, 6/15/32 (a)                                                                4,500        4,099,005
                              Regional Transportation Authority, Illinois, Revenue Bonds, Series A,
                              7.20%, 11/01/20 (a)                                                           10,115       11,568,627
                                                                                                                     --------------
                                                                                                                         50,863,459
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 6.2%              Louisiana Local Government Environmental Facilities and Community
                              Development Authority, Revenue Bonds (Capital Projects and Equipment
                              Acquisition Program), Series A, 6.30%, 7/01/30 (a)                             3,600        3,123,144
                              Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 5%,
                              5/01/36 (c)                                                                    5,400        4,756,050
                              Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 4.75%,
                              5/01/39 (c)                                                                    4,075        3,288,851

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Louisiana State Transportation Authority, Senior Lien Toll Revenue
                              Capital Appreciation Bonds, Series B, 5.31%, 12/01/27 (a)(b)              $    3,735   $    1,061,973
                              Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power
                              LLC Project), AMT, 4.70%, 11/01/36 (a)                                         3,650        2,468,276
                              Terrebonne Parish, Louisiana, Hospital Service District Number 1,
                              Hospital Revenue Bonds (Terrebonne General Medical Center Project),
                              5.50%, 4/01/33 (a)                                                             1,400        1,157,240
                                                                                                                     --------------
                                                                                                                         15,855,534
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.2%          Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds,
                              AMT, Series F, 5.25%, 1/01/46 (c)                                              5,600        4,147,360
                              Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128,
                              4.80%, 12/01/27 (c)                                                            1,600        1,226,768
                              Massachusetts State Port Authority, Special Facilities Revenue Bonds
                              (Delta Air Lines, Inc. Project), AMT, Series A, 5.50%, 1/01/16 (a)             3,100        2,480,372
                              Massachusetts State Port Authority, Special Facilities Revenue Bonds
                              (Delta Air Lines, Inc. Project), AMT, Series A, 5.50%, 1/01/18 (a)             4,000        3,200,280
                              Massachusetts State Port Authority, Special Facilities Revenue Bonds
                              (Delta Air Lines, Inc. Project), AMT, Series A, 5.50%, 1/01/19 (a)             2,775        2,192,444
                                                                                                                     --------------
                                                                                                                         13,247,224
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.3%               Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds,
                              Series B, 5%, 7/01/36 (d)(f)                                                   3,600        3,035,736
                              Detroit, Michigan, Sewage Disposal System, Second Lien Revenue
                              Refunding Bonds, Series E, 5.75%, 7/01/31 (f)(k)                               2,500        2,505,275
                              Michigan Higher Education Student Loan Authority, Student Loan
                              Revenue Refunding Bonds, AMT, Series XVII-G, 5.20%, 9/01/20 (a)                1,700        1,465,451
                              Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                              Bonds (Detroit Edison Company Pollution Control Project),
                              AMT, Series A, 5.50%, 6/01/30 (g)                                              1,300        1,065,766
                              Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                              Bonds (Detroit Edison Company Pollution Control Project),
                              AMT, Series C, 5.65%, 9/01/29 (g)                                              2,500        2,125,325
                              Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                              Bonds (Detroit Edison Company Pollution Control Project),
                              AMT, Series C, 5.45%, 12/15/32 (g)                                             4,300        3,433,464
                                                                                                                     --------------
                                                                                                                         13,631,017
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.0%              Dakota County, Minnesota, Community Development Agency, S/F
                              Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                              Series B, 5.15%, 12/01/38 (l)(m)(n)                                            2,983        2,561,183
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.6%               Washington County, Nebraska, Wastewater Facilities Revenue Bonds
                              (Cargill Inc. Project), AMT, 5.90%, 11/01/27                                   1,600        1,473,552
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 3.7%                 Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital
                              Project), Series A, 5.50%, 9/01/33 (e)                                    $    3,100   $    2,388,736
                              Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                              Series A-2, 5%, 7/01/30 (d)(f)                                                 1,500        1,298,100
                              Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                              Series A-2, 5%, 7/01/36 (d)(f)                                                 3,200        2,650,880
                              Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT,
                              Series A, 4.75%, 9/01/36 (f)                                                   3,920        2,258,547
                              Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT,
                              Series D, 5.25%, 3/01/38 (d)(f)                                                1,300          816,790
                                                                                                                     --------------
                                                                                                                          9,413,053
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 8.3%             New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (e)                  600          442,248
                              New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (e)                1,065          795,395
                              New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                              5.25%, 7/01/31 (d)                                                             9,325        8,839,354
                              New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                              5.25%, 7/01/33 (d)                                                             7,800        7,308,132
                              New Jersey EDA, School Facilities Construction Revenue Bonds,
                              Series O, 5.125%, 3/01/28                                                      3,960        3,816,212
                                                                                                                     --------------
                                                                                                                         21,201,341
-----------------------------------------------------------------------------------------------------------------------------------
New York - 4.0%               Erie County, New York, IDA, School Facility Revenue Bonds (City of
                              Buffalo Project), Series A, 5.75%, 5/01/28 (c)                                 1,500        1,509,015
                              Metropolitan Transportation Authority, New York, Revenue Bonds,
                              Series C, 6.50%, 11/15/28                                                      4,000        4,223,160
                              Metropolitan Transportation Authority, New York, Transportation
                              Revenue Bonds, Series A, 5%, 11/15/32 (f)                                      2,250        1,939,905
                              New York City, New York, City Municipal Water Finance Authority,
                              Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40                   450          448,533
                              Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                              Series A-1, 5.25%, 6/01/22 (a)                                                 2,400        2,287,800
                                                                                                                     --------------
                                                                                                                         10,408,413
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.0%           Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                              Series 99A, 5.25%, 10/01/32                                                    1,500        1,189,965
                              Philadelphia, Pennsylvania, School District, GO, Series E, 6%, 9/01/38         1,400        1,362,004
                                                                                                                     --------------
                                                                                                                          2,551,969
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 3.2%           Providence, Rhode Island, Public Building Authority, General Revenue
                              Bonds, Series A, 6.25%, 12/15/10 (c)(j)                                        4,345        4,726,404
                              Rhode Island State Economic Development Corporation, Airport Revenue
                              Bonds, Series B, 6.50%, 7/01/10 (f)(j)                                         3,355        3,584,784
                                                                                                                     --------------
                                                                                                                          8,311,188
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.6%         Berkeley County, South Carolina, School District, Installment Lease
                              Revenue Bonds (Securing Assets for Education Project), 5.125%,
                              12/01/30                                                                       3,800        3,395,832
                              Kershaw County, South Carolina, Public Schools Foundation, Installment
                              Power Revenue Refunding Bonds, 5%, 12/01/29 (o)                                2,365        2,073,798

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                              South Carolina State Public Service Authority, Revenue Refunding
                              Bonds, Series A, 5.50%, 1/01/38                                           $    1,275   $    1,216,223
                                                                                                                     --------------
                                                                                                                          6,685,853
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.9%              Knox County, Tennessee, Health, Educational and Housing Facilities
                              Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health),
                              Series A, 5.04%, 1/01/38 (b)                                                   5,500          601,425
                              Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
                              Series A, 5.25%, 9/01/26                                                       2,610        1,834,178
                                                                                                                     --------------
                                                                                                                          2,435,603
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 14.8%                 Clear Creek, Texas, Independent School District, GO, Refunding,
                              5%, 2/15/33                                                                    2,200        2,058,958
                              Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds,
                              AMT, Series B, 6%, 11/01/23 (d)                                                  600          545,340
                              Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
                              Series A, 5.50%, 11/01/33 (d)                                                 14,500       11,660,465
                              Lewisville, Texas, Independent School District, Capital Appreciation and
                              School Building, GO, Refunding, 4.67%, 8/15/24 (b)(d)(f)                       4,475        1,684,972
                              Mansfield, Texas, Independent School District, GO, 5%, 2/15/33                 1,725        1,614,410
                              Matagorda County, Texas, Navigation District Number 1, PCR, Refunding
                              (Central Power and Light Company Project), AMT, 5.20%,
                              5/01/30 (d)                                                                    2,500        1,977,025
                              North Harris County, Texas, Regional Water Authority, Senior Lien
                              Revenue Bonds, 5.125%, 12/15/35 (d)                                            5,820        5,030,342
                              North Texas Tollway Authority, System Revenue Refunding Bonds,
                              First Tier, 5.75%, 1/01/40 (d)                                                 1,600        1,484,464
                              North Texas Tollway Authority, System Revenue Refunding Bonds,
                              First Tier, Series A, 6%, 1/01/25                                                625          613,538
                              North Texas Tollway Authority, System Revenue Refunding Bonds,
                              First Tier, Series K-1, 5.75%, 1/01/38 (h)                                     3,800        3,664,492
                              Texas State Affordable Housing Corporation, S/F Mortgage Revenue
                              Bonds (Professional Educators Home Loan Program), AMT, Series A-1,
                              5.50%, 12/01/39 (l)(m)(n)                                                      1,570        1,358,284
                              Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                              Bonds, First Tier, Series A, 5.50%, 8/15/39 (a)                                7,250        6,341,358
                                                                                                                     --------------
                                                                                                                         38,033,648
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 1.8%                   Utah Transit Authority, Sales Tax Revenue Bonds, Series A, 5%,
                              6/15/36 (c)                                                                    5,000        4,626,700
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.8%                Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 27, 4.85%,
                              11/01/32 (c)                                                                   3,025        2,200,567
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 4.4%               Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding
                              Bonds, AMT, Series A, 6.10%, 2/01/10 (a)                                       9,105        9,280,635

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds
                              (Old Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (a)     $    2,300   $    1,967,673
                                                                                                                     --------------
                                                                                                                         11,248,308
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 1.0%             Port of Tacoma, Washington, GO, AMT, Series B, 4.875%, 12/01/38 (h)              515          403,781
                              Snohomish County, Washington, Public Utility District Number 001,
                              Electric Revenue Refunding Bonds, 5.375%, 12/01/09 (c)(j)                      2,000        2,094,180
                                                                                                                     --------------
                                                                                                                          2,497,961
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.9%              Wisconsin State Health and Educational Facilities Authority Revenue
                              Bonds (Ascension Health), 5%, 11/15/31 (c)                                     2,575        2,299,887
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds - 138.3%                                                            354,697,776
-----------------------------------------------------------------------------------------------------------------------------------
                              Municipal Bonds Transferred to
                              Tender Option Bond Trusts (p)
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.5%                University of Alabama, General Revenue Bonds, Series A, 5%,
                              7/01/34 (d)                                                                    1,395        1,255,402
-----------------------------------------------------------------------------------------------------------------------------------
California - 1.9%             Anaheim, California, Public Financing Authority, Electric System
                              Distribution Facilities Revenue Bonds, Series A, 5%, 10/01/31 (c)                959          872,936
                              San Diego County, California, Water Authority, Water Revenue
                              Refunding Bonds, COP, Series A, 5%, 5/01/33 (c)                                2,810        2,558,898
                              Tamalpais, California, Union High School District, GO (Election of 2001),
                              5%, 8/01/28 (c)                                                                1,605        1,477,242
                                                                                                                     --------------
                                                                                                                          4,909,076
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 7.0%                Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                              International Airport), AMT, 5%, 10/01/40 (g)                                  9,900        7,094,491
                              Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
                              5%, 5/01/33 (h)                                                               12,000       10,825,080
                                                                                                                     --------------
                                                                                                                         17,919,571
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 6.4%                Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B,
                              5.25%, 1/01/33 (c)                                                            17,356       16,297,221
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.8%               Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                              Revenue Refunding Bonds (McCormick Place Expansion Project),
                              Series B, 5.75%, 6/15/23 (d)                                                   1,999        2,046,927
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.9%          Massachusetts State School Building Authority, Dedicated Sales Tax
                              Revenue Bonds, Series A, 5%, 8/15/30 (c)                                      10,600       10,046,529
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.8%          New Hampshire Health and Education Facilities Authority Revenue
                              Bonds (Dartmouth-Hitchcock Obligation Group), 5.50%, 8/01/27 (c)               7,391        7,262,815
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.3%             New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24 (h)               15,250       14,104,115
                              New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (h)                5,000        4,509,650
                                                                                                                     --------------
                                                                                                                         18,613,765
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 5.8%         Charleston Educational Excellence Financing Corporation, South
                              Carolina, Revenue Bonds (Charleston County School District), 5.25%,
                              12/01/28 (h)                                                                   3,120        3,025,714
                              Charleston Educational Excellence Financing Corporation, South
                              Carolina, Revenue Bonds (Charleston County School District), 5.25%,
                              12/01/29 (h)                                                                   2,765        2,649,285

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                              Municipal Bonds Transferred to                                                Par
State                         Tender Option Bond Trusts (p)                                                (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Charleston Educational Excellence Financing Corporation, South
                              Carolina, Revenue Bonds (Charleston County School District), 5.25%,
                              12/01/30 (h)                                                              $    1,010   $      955,682
                              Scago Educational Facilities Corporation for Pickens County School
                              District, South Carolina, Revenue Bonds, 5%, 12/01/31 (c)                      9,200        8,215,968
                                                                                                                     --------------
                                                                                                                         14,846,649
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.8%               Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
                              Sub-Series H-1, 5.35%, 7/01/31 (d)                                             2,310        2,095,909
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 1.4%             Central Puget Sound Regional Transportation Authority, Washington,
                              Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (c)                    4,004        3,669,336
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds Transferred to
                              Tender Option Bond Trusts - 38.6%                                                          98,963,200
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Long-Term Investments (Cost - $509,957,282) - 176.9%                                453,660,976
-----------------------------------------------------------------------------------------------------------------------------------
                              Short-Term Securities                                                       Shares
-----------------------------------------------------------------------------------------------------------------------------------
                              Merrill Lynch Institutional Tax-Exempt Fund, 1.63% (q)(r)                 18,400,000       18,400,000
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities
                              (Cost - $18,400,000) - 7.2%                                                                18,400,000
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $528,357,282*) - 184.1%                                         472,060,976

                              Other Assets Less Liabilities - 0.9%                                                        2,227,449

                              Liability for Trust Certificates, Including Interest Expense
                              and Fees Payable - (22.8)%                                                                (58,572,973)

                              Preferred Shares, at Redemption Value - (62.2*)%                                         (159,340,210)
                                                                                                                     --------------
                              Net Assets Applicable to Common Shares - 100.0%                                        $  256,375,242
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 466,391,770
                                                                  =============
      Gross unrealized appreciation                               $   3,693,827
      Gross unrealized depreciation                                 (55,956,606)
                                                                  -------------
      Net unrealized depreciation                                 $ (52,262,779)
                                                                  =============

(a)   AMBAC Insured.
(b) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Radian Insured.
(f)   FGIC Insured.
(g)   XL Capital Insured.
(h)   Assured Guaranty Insured.
(i)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(j) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(k)   BHAC Insured.
(l)   GNMA Collateralized.
(m)   FNMA Collateralized.
(n)   FHLMC Collateralized.

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)

(o)   CIFG Insured.
(p) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                       Net Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      14,181,229      $ 239,279
      --------------------------------------------------------------------------

(r)   Represents the current yield as of report date.

o Forward interest rate swaps outstanding as of October 31, 2008 were as follows:

      -------------------------------------------------------------------------
                                                  Notional         Unrealized
                                                   Amount         Appreciation
                                                   (000)         (Depreciation)
      -------------------------------------------------------------------------
      Pay a fixed rate of 3.484% and receive a
        floating rate based on 1-week SIFMA
        Municipal Swap Index Rate
      Broker, JPMorgan Chase
      Expires December 2023                      $     6,250     $      168,569

      Pay a fixed rate of 3.764% and receive a
        floating rate based on 1-week SIFMA
        Municipal Swap Index Rate
      Broker, JPMorgan Chase
      Expires November 2028                      $    12,750            (13,260)

      Pay a fixed rate of 3.8575% and receive a
        floating rate based on 1-week SIFMA
        Municipal Swap Index Rate
      Broker, JPMorgan Chase
      Expires November 2028                      $     7,500           (102,833)

      Pay a fixed rate of 3.66% and receive a
        floating rate based on 1-week SIFMA
        Municipal Swap Index Rate
      Broker, Citibank NA
      Expires December 2028                      $     5,000             70,890
      -------------------------------------------------------------------------
      Total                                                      $      123,366
                                                                 ==============

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)

o Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:
            --------------------------------------------------------------------
            Valuation                     Investments in         Other Financial
            Inputs                          Securities             Instruments*
            --------------------------------------------------------------------
            Level 1                       $   18,400,000                      --
            Level 2                          453,660,976          $      123,366
            Level 3                                   --                      --
            --------------------------------------------------------------------
            Total                         $  472,060,976          $      123,366
                                          ======================================
            * Other financial instruments are swaps.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniEnhanced Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniEnhanced Fund, Inc.

Date: December 19, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniEnhanced Fund, Inc.

Date: December 19, 2008